2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant & Equipment - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Esimated Useful Lives	39 years